Voyage revenues	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Voyage revenues

14.            Voyage revenues:

The following table shows the voyage revenues earned from time charters, voyage charters and pool agreements for the six-month periods ended June 30, 2022 and 2023, as presented in the consolidated income statements:

	Six months ended June 30,
	2022	2023

Time charters	$448,357	$241,378
Voyage charters	326,323	219,666
Pool revenues	3,537	1,677
	$778,217	$462,721

As of December 31, 2022 and June 30, 2023, trade accounts receivable from voyage charter agreements amounted to $24,144 and $15,951, respectively. This decrease was mainly attributable to the timing of collections and lower rates prevailing during the six-month period ended June 30, 2023.

Further, as of June 30, 2023, capitalized contract fulfilment costs which are recorded under “Other current assets” increased by $1,515 compared to December 31, 2022, from $4,366 to $5,881. The outstanding balance is mainly affected by the timing of commencement of revenue recognition.

Under ASC 606, unearned voyage charter revenue represents the consideration received for undelivered performance obligations. The Company recorded $9,215 as unearned revenue related to voyages charter agreements in progress as of December 31, 2022, which were recognized in earnings in the six-month period ended June 30, 2023 as the performance obligations were satisfied in that period. In addition, the Company recorded $8,319 as unearned revenue related to voyage charter agreements in progress as of June 30, 2023, which will be recognized in earnings as the performance obligations will be satisfied.

The amount invoiced to charterers in connection with the additional revenue for scrubber-fitted vessels under time-charter contracts was $44,777 and $29,971 for the six-month periods ended June 30, 2022 and 2023, respectively, and did not include the fuel cost savings gained from the scrubber-fitted vessels which were employed under voyage charter agreements.

Demurrage income for the six-month periods ended June 30, 2022 and 2023 amounted to $23,449 and $6,608, respectively, and is included in Voyage revenues in the unaudited interim condensed consolidated income statements.

The adjustment to Company’s revenues from the vessels operating in the CCL Pool, deriving from the allocated pool result for those vessels as determined in accordance with the agreed-upon formula, for the six-month periods ended June 30, 2022 and 2023 was $3,254 and $2,349, respectively, and is included within “Pool Revenues” in the table above. Pool revenues also include other minor participation adjustments.